John Hancock Small Company Fund | Prospectus Class R6 Shares
JOHN HANCOCK SMALL COMPANY FUND
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Small Company Fund Prospectus Class R6 Shares Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Small Company Fund Prospectus Class R6 Shares Class R6
Management fee		0.90%
Other expenses		14.56%
Total annual fund operating expenses		15.46%
Contractual expense reimbursement	[1]	(14.42%)
Total annual fund operating expenses after expense reimbursements		1.04%
[1]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	John Hancock Small Company Fund Prospectus Class R6 Shares Class R6
1 Year	106
3 Years	2,993
5 Years	5,308
10 Years	9,281

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.
The subadviser employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadviser evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.
The subadviser continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadviser attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadviser generally will not sell a stock merely due to market appreciation outside the fund’s target capitalization range if it believes the company has growth potential.

Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.
Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.
The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Active management risk The subadviser’s investment strategy may fail to produce the intended result.
Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.
Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.
High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.
Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through December 11, 2009) are based on the returns of FMA Small Company Portfolio’s (predecessor fund) Investor Shares and the returns of the fund’s Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund’s Class R6 shares.
Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the three months ended March 31, 2012 was 8.54%. Best quarter: Q3 ’09, 17.25% Worst quarter: Q3 ’11, -21.50%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns John Hancock Small Company Fund Prospectus Class R6 Shares	1 Year	5 Year	10 Year
before tax Class R6	(4.88%)	1.20%	6.58%
After tax on distributions Class R6	(4.91%)	0.55%	5.15%
After tax on distributions, with sale Class R6	(3.13%)	0.77%	5.12%
Russell 2000 Index	(4.18%)	0.15%	5.62%